Property, Plant and Equipment (Depreciation Expense Narrative) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Property Plant And Equipment Depreciation Expense Narrative Details
Depreciation expense	$ 579,278	$ 313,847
Cost of Goods Sold, Depreciation		$ 0